Supplemental Balance Sheet Information (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	$ 22,525	$ 21,166
Less: Accumulated depreciation	(14,147)	(13,500)
Property, plant and equipment - net	8,378	7,666
Accumulated depreciation for capital leases included in Accumulated depreciation	73	60
Land
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	413	377
Buildings and leasehold improvements
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	6,975	6,587
Machinery and equipment
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	14,190	13,240
Construction in progress
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	791	814
Capital leases
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	$ 156	$ 148